Fair Value of Assets and Liabilities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)
Fair Value of Assets and Liabilities [Line Items]
Discount rate		14.53%	14.53%
Assumed probability-adjusted payoff (in Dollars)		$ 8,704,606	$ 1,118,370
Volatility rate	49.04%
Risk-free rate	4.17%
Discount Rate [Member]
Fair Value of Assets and Liabilities [Line Items]
Assumed probability-adjusted payoff (in Dollars)		1,476,000
Probability [Member]
Fair Value of Assets and Liabilities [Line Items]
Assumed probability-adjusted payoff (in Dollars)		$ 2,011,000